ACCUMLATED OTHER COMPREHENSIVE INCOME/(LOSS) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)
Movement in accumulated other comprehensive income
Balance at beginning of year	¥ (142,520)		¥ 721,687		¥ 834,947
Amounts reclassified from accumulated other comprehensive income	3,290	$ 506	(3,552)		0
Balance at end of year	(500,907)	(76,989)	(142,520)		721,687
Foreign currency translation
Movement in accumulated other comprehensive income
Balance at beginning of year	(188)		105
Other comprehensive income/(loss) before reclassification	2,748		(293)
Amounts reclassified from accumulated other comprehensive income				[1]
Balance at end of year	2,560	393	(188)		105
Unrealized/(realized) holding gain on available-for-sale investments
Movement in accumulated other comprehensive income
Balance at beginning of year	905		3,798
Other comprehensive income/(loss) before reclassification			659
Amounts reclassified from accumulated other comprehensive income	3,290		(3,552)	[1]
Balance at end of year			905		3,798
Accumulated other comprehensive income
Movement in accumulated other comprehensive income
Balance at beginning of year	717		3,903		1,786
Other comprehensive income/(loss) before reclassification	(1,447)		366
Amounts reclassified from accumulated other comprehensive income	3,290		(3,552)	[1]
Balance at end of year	¥ 2,560	$ 393	¥ 717		¥ 3,903

[1]	The amount reclassified out of accumulated other comprehensive income in 2016 represented realized gain on the available-for-sale investment on the date of redemption, which was then recorded in other income in the consolidated statements of comprehensive income. The amount reclassified was determined on the basis of specific identification.